INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Income (loss) per share – Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30, 2024*	Six Months Ended June 30, 2023*
	(Unaudited)	(Unaudited)
Numerator:
Net income (loss) attributable to the Company	$588,744	$(1,809,030)
Denominator:
Weighted average outstanding ordinary shares-Basic*	4,479,520	1,638,052
-dilutive effect of convertible note	84,743	-
Weighted average outstanding ordinary shares- Diluted*	4,564,263	1,638,052
Earnings (loss) per share attributable to the Company*
Basic	$0.13	$(1.10)
Diluted	$0.13	$(1.10)

CONTINUING OPERATIONS
Net income (loss) attributable to the Company	$588,744	$(1,790,303)
Denominator:
Weighted average outstanding ordinary shares-Basic*	4,479,520	1,638,052
-dilutive effect of convertible note	84,743	-
Weighted average outstanding ordinary shares- Diluted*	4,564,263	1,638,052
Earnings (loss) per share attributable to the Company*
Basic	$0.13	$(1.09)
Diluted	$0.13	$(1.09)

DISCONTINUED OPERATIONS
Net income (loss) attributable to the Company	$-	$(18,727)
Denominator:
Weighted average outstanding ordinary shares-Basic*	-	1,638,052
Weighted average outstanding ordinary shares- Diluted*	-	1,638,052
Loss per share attributable to the Company*
Basic	$-	$(0.01)
Diluted	$-	$(0.01)

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.